Shareholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Summary of Stock Options Activity

A summary of stock options for the six months ended June 30, 2018, is as follows:

		Weighted
	Number	Average
	of	Exercise
	Options	Price
Balance outstanding, December 31, 2017	3,000,000	$0.60
Options granted	-	-
Options exercised	-	-
Options expired or forfeited	-	-
Balance outstanding, June 30, 2018	3,000,000	$0.60
Balance exercisable, June 30, 2018	3,000,000	$0.60

A summary of stock options for the year ended December 31, 2017 is as follows:

Weighted
	Number	Average
	of	Exercise
	Options	Price
Balance outstanding, December 31, 2016	-	-
Options granted	3,000,000	0.60
Options exercised	-	-
Options expired or forfeited	-	-
Balance outstanding, December 31, 2017	3,000,000	$0.60
Balance exercisable, December 31, 2017	-	$-

Schedule of Estimated Fair Value of Weighted Average Assumption

The fair value of each option on the date of grant was estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

2017
Risk free rate of return	1.92%
Option lives in years	6.0
Annual volatility of stock price	198.03%
Dividend yield	-%

Schedule of Options Outstanding and Exercisable

Information relating to outstanding stock options at June 30, 2018, summarized by exercise price, is as follows:

	Outstanding			Exercisable
			Weighted		Weighted
			Average		Average
Exercise Price Per Share	Shares	Life (Years)	Exercise Price	Shares	Exercise Price
$0.60	3,000,000	4.61	$0.60	3,000,000	$60

Information relating to outstanding stock options at December 31, 2017, summarized by exercise price, is as follows:

	Outstanding			Exercisable
			Weighted		Weighted
Exercise			Average		Average
Price Per Share	Shares	Life (Years)	Exercise Price	Shares	Exercise Price
$0.60	3,000,000	5.00	$0.60	-	$-

Schedule of Stock Warrants Activity

A summary of warrants for the six months ended June 30, 2018, is as follows:

		Weighted
	Number	Average
	of	Exercise
	Warrants	Price
Balance outstanding, December 31, 2017	1,589,500	$1.10
Warrants granted	13,500,000	0.84
Warrants exercised	(1,306,360)	1.10
Warrants expired or forfeited	-	-
Balance outstanding, June 30, 2018	13,783,140	$0.84
Balance exercisable, June 30, 2018	13,783,140	$0.84

Schedule of Warrants Outstanding and Exercisable

Information relating to outstanding warrants at June 30, 2018, summarized by exercise price, is as follows:

	Outstanding			Exercisable
			Weighted		Weighted
			Average		Average
Exercise Price Per Share	Shares	Life (Years)	Exercise Price	Shares	Exercise Price
$0.01	6,000,000	4.86	$0.01	6,000,000	$0.01
$1.10	283,140	4.31	$1.10	283,140	$1.10
$1.50	7,500,000	4.86	$1.50	7,500,000	$1.50
	13,783,140	4.85	$0.84	13,783,140	$0.84